Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Climate Focused Bond Fund
Mid Cap Innovation Growth Fund
Short Duration High Yield Fund

For the period ended April 30, 2021

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 96.03%

ASSET-BACKED SECURITIES 0.28%

Automobiles
Tesla Auto Lease Trust 2021-A B† (cost $49,998)	1.02%	3/20/2025		$50	$50,046

CONVERTIBLE BONDS 0.71%

Automakers 0.21%
NIO, Inc. (China)†(a)	0.50%	2/1/2027		16	13,424
Tesla, Inc.	2.00%	5/15/2024		2	22,834
Total					36,258

Consumer/Commercial/Lease Financing 0.10%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125%	9/1/2022		9	17,347

Electric: Generation 0.13%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(a)	4.00%	7/15/2025		19	23,524

Machinery 0.12%
Itron, Inc.†	Zero Coupon	3/15/2026		21	20,966

Specialty Retail 0.15%
RealReal, Inc. (The)†	3.00%	6/15/2025		17	27,248
Total Convertible Bonds (cost $107,669)					125,343

CORPORATE BONDS 69.47%

Agency 1.35%
Statnett SF(b)	0.518%	6/30/2023	SEK	2,000	237,395

Auto Parts & Equipment 0.73%
Aptiv Corp.	4.15%	3/15/2024		$25	27,267
Aptiv plc (Ireland)(a)	4.35%	3/15/2029		35	39,981
BorgWarner, Inc.	3.375%	3/15/2025		35	38,019
Dana, Inc.	4.25%	9/1/2030		23	23,287
Total					128,554

Automakers 0.64%
Tesla, Inc.†	5.30%	8/15/2025		108	112,050

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Banking 8.89%
AIB Group plc(b)	2.875% (EUSA5 + 3.30%	)#	5/30/2031	EUR	100	$129,266
Bank of America Corp.	3.499% (3 Mo. LIBOR + .63%	)#	5/17/2022		$75	75,086
Bank of Ireland Group PLC(b)	0.375% (EUSA1 + .77%	)#	5/10/2027	EUR	100	119,656
Bank of Nova Scotia (The) (Canada)(a)	2.375%		1/18/2023		$80	82,861
Barclays PLC(b)	1.70% (GUKG5 + 1.75%	)#	11/3/2026	GBP	100	140,005
BNP Paribas SA(b)	1.125%		8/28/2024	EUR	100	124,838
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$75	76,721
Industrial & Commercial Bank of China Ltd. (Luxembourg)(a)	2.875%		10/12/2022		200	205,483
ING Groep NV(b)	2.50%		11/15/2030	EUR	100	143,683
Landesbank Baden-Wuerttemberg(b)	1.50%		2/3/2025	GBP	100	140,618
Standard Chartered plc (United Kingdom)†(a)	1.214% (1 Yr Treasury CMT + 0.88%	)#	3/23/2025		$200	201,096
Unione di Banche Italiane SpA(b)	1.50%		4/10/2024	EUR	100	125,486
Total						1,564,799

Beverages 0.19%
PepsiCo, Inc.	2.875%		10/15/2049		$35	34,194

Building Materials 1.09%
Advanced Drainage Systems, Inc.†	5.00%		9/30/2027		110	115,521
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024		10	10,218
Core & Main LP†	6.125%		8/15/2025		10	10,255
Owens Corning, Inc.	3.95%		8/15/2029		50	55,598
Total						191,592

Consumer/Commercial/Lease Financing 0.68%
LeasePlan Corp. NV(b)	0.25%		2/23/2026	EUR	100	119,987

Discount Stores 1.21%
Investment Energy Resources Ltd.†	6.25%		4/26/2029		$200	213,700

Diversified Capital Goods 2.66%
Alstom SA(b)	0.25%		10/14/2026	EUR	100	120,792
Johnson Controls International plc/Tyco Fire & Security Finance SCA	1.75%		9/15/2030		$86	81,439

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Diversified Capital Goods (continued)
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			$35	$33,245
Pentair Finance Sarl (Luxembourg)(a)	4.50%		7/1/2029			85	98,682
Signify NV(b)	2.375%		5/11/2027		EUR	100	133,139
Total							467,297

Electric: Distribution/Transportation 2.13%
AB Ignitis Grupe(b)	2.00%		7/14/2027		EUR	100	133,024
Ren Finance BV(b)	0.50%		4/16/2029		EUR	100	119,649
Viridian Group FinanceCo plc/Viridian Power & Energy Holdings DAC(b)	4.00%		9/15/2025		EUR	100	121,770
Total							374,443

Electric: Generation 3.46%
Clearway Energy Operating LLC†	3.75%		2/15/2031			$80	78,955
Greenko Dutch BV (Netherlands)†(a)	3.85%		3/29/2026			200	203,750
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			70	75,758
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			87	88,305
TerraForm Power Operating LLC†	4.75%		1/15/2030			75	78,188
Topaz Solar Farms LLC†	5.75%		9/30/2039			73	84,707
Total							609,663

Electric: Integrated 7.61%
Aegea Finance Sarl (Luxembourg)†(a)	5.75%		10/10/2024			200	209,144
Alerion Cleanpower SpA(b)	3.125%		12/19/2025		EUR	50	62,778
E.ON SE(b)	0.35%		2/28/2030		EUR	100	119,302
EDP – Energias de Portugal SA(b)	1.70% (EUSA5 + 1.84%	)#	7/20/2080		EUR	100	120,557
EnBW Energie Baden-Wuerttemberg AG(b)	1.625% (EUAMDB05 + 1.73%	)#	8/5/2079		EUR	100	122,118
ESB Finance DAC(b)	1.125%		6/11/2030		EUR	100	127,349
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030			$102	98,303
Iberdrola International BV(b)	1.45% (EUSA5 + 1.83%	)#	–	(c)	EUR	100	121,676
Interstate Power & Light Co.	3.50%		9/30/2049			$20	20,976
MidAmerican Energy Co.	3.95%		8/1/2047			15	17,239
Northern States Power Co/MN	2.60%		6/1/2051			50	46,152
Orsted AS(b)	1.50%		11/26/2029		EUR	100	131,767
Orsted AS(b)	2.25% (EUSA5 + 1.90%	)#			EUR	100	126,456
Union Electric Co.	2.625%		3/15/2051			$17	15,696
Total							1,339,513

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Electronics 3.53%
Analog Devices, Inc.	2.95%		4/1/2025			$83	$88,741
Infineon Technologies AG(b)	1.625%		6/24/2029		EUR	100	128,697
Infineon Technologies AG(b)	3.625% (EUSA5 + 4.00%	)#	–	(c)	EUR	100	131,759
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(a)	3.40%		5/1/2030			$75	80,264
SK Hynix, Inc. (South Korea)†(a)	2.375%		1/19/2031			200	192,352
Total							621,813

Energy: Exploration & Production 0.69%
Vestas Wind Systems A/S(b)	2.75%		3/11/2022		EUR	100	122,268

Environmental 1.87%
Darling Ingredients, Inc.†	5.25%		4/15/2027			$75	78,984
FCC Servicios Medio Ambiente Holding SAU(b)	1.661%		12/4/2026		EUR	100	127,214
Paprec Holding SA(b)	4.00%		3/31/2025		EUR	100	122,380
Total							328,578

Food & Drug Retailers 0.84%
Co-Operative Group Ltd.(b)	5.125%		5/17/2024		GBP	100	148,465

Food: Wholesale 0.20%
Sysco Corp.	2.40%		2/15/2030			$35	35,030

Forestry/Paper 2.43%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026			60	63,000
Essity AB(b)	1.625%		3/30/2027		EUR	100	129,965
Suzano Austria GmbH (Brazil)(a)	3.75%		1/15/2031			$58	59,456
WEPA Hygieneprodukte GmbH†(b)	2.875%		12/15/2027		EUR	100	120,451
Weyerhaeuser Co.	6.875%		12/15/2033			$40	55,111
Total							427,983

Government Guaranteed 1.25%
Kreditanstalt fuer Wiederaufbau(b)	0.875%		9/15/2026		GBP	75	105,025
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.00%		10/4/2022			$112	114,928
Total							219,953

Health Facilities 0.19%
Seattle Children’s Hospital	2.719%		10/1/2050			36	33,373

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Integrated Energy 1.35%
Scatec ASA†(b)	1.955% (Euribor 3M + 2.50%	)#	8/19/2025	EUR	200	$237,444

Life Insurance 0.40%
Prudential Financial, Inc.	1.50%		3/10/2026		$70	71,239

Machinery 1.47%
Mueller Water Products, Inc.†	5.50%		6/15/2026		70	72,576
Nordex SE(b)	6.50%		2/1/2023	EUR	100	123,358
Xylem Inc/NY	2.25%		1/30/2031		$30	29,387
Xylem, Inc.	3.25%		11/1/2026		30	32,778
Total						258,099

Managed Care 0.63%
Kaiser Foundation Hospitals	3.15%		5/1/2027		100	110,061

Metals/Mining (Excluding Steel) 0.70%
Novelis Sheet Ingot GmbH†(b)	3.375%		4/15/2029	EUR	100	123,926

Non-Electric Utilities 3.30%
American Water Capital Corp.	2.80%		5/1/2030		$50	52,243
Canal de Isabel II Gestion SA(b)	1.68%		2/26/2025	EUR	100	127,482
Engie SA(b)	0.375%		6/21/2027	EUR	100	122,104
Essential Utilities, Inc.	3.566%		5/1/2029		$80	87,326
Severn Trent Utilities Finance PLC(b)	2.00%		6/2/2040	GBP	100	134,548
Tucson Electric Power Co.	1.50%		8/1/2030		$60	56,154
Total						579,857

Packaging 2.08%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†(b)	3.00%		9/1/2029	EUR	100	120,587
CANPACK SA/Eastern PA Land Investment Holding LLC†(b)	2.375%		11/1/2027	EUR	100	122,690
OI European Group BV(b)	2.875%		2/15/2025	EUR	100	122,559
Total						365,836

Pharmaceuticals 0.30%
Pfizer, Inc.	2.625%		4/1/2030		$50	52,447

Rail 0.69%
Ferrovie dello Stato Italiane SpA(b)	0.375%		3/25/2028	EUR	100	120,732

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 1.57%
Canary Wharf Group Investment Holdings plc†(b)	2.625%	4/23/2025	GBP	200	$276,264

Real Estate Investment Trusts 2.85%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		$22	20,919
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026		55	61,052
Digital Dutch Finco BV(b)	1.00%	1/15/2032	EUR	100	119,546
Equinix, Inc.	1.55%	3/15/2028		$110	106,154
Kilroy Realty LP	4.75%	12/15/2028		45	51,666
Piedmont Operating Partnership LP	3.15%	8/15/2030		60	59,193
UDR, Inc.	3.10%	11/1/2034		80	82,114
Total					500,644

Restaurants 0.17%
Starbucks Corp.	4.45%	8/15/2049		25	29,542

Software/Services 0.69%
Fiserv, Inc.	3.20%	7/1/2026		30	32,568
PayPal Holdings, Inc.	1.65%	6/1/2025		60	61,724
Visa, Inc.	0.75%	8/15/2027		28	27,154
Total					121,446

Specialty Retail 1.38%
Chanel Ceres plc(b)	0.50%	7/31/2026	EUR	100	121,198
Rexel SA(b)	2.125%	6/15/2028	EUR	100	122,119
Total					243,317

Support: Services 1.57%
Global Payments, Inc.	3.75%	6/1/2023		$30	31,764
Massachusetts Institute of Technology	3.959%	7/1/2038		100	119,182
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00%	7/30/2026	EUR	100	124,882
Total					275,828

Supranational 5.34%
Asian Development Bank(b)	2.45%	1/17/2024	AUD	105	85,407
Asian Development Bank (Philippines)(a)	3.125%	9/26/2028		$135	150,751
Asian Infrastructure Investment Bank (The)(b)	0.20%	12/15/2025	GBP	30	40,761
Asian Infrastructure Investment Bank (The) (China)(a)	0.50%	5/28/2025		$165	163,749
European Bank for Reconstruction & Development (United Kingdom)(a)	1.625%	9/27/2024		155	160,739
European Investment Bank (Luxembourg)(a)	2.125%	4/13/2026		100	106,095

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Supranational (continued)
European Investment Bank (Luxembourg)(a)	2.375%		5/24/2027		$75	$80,608
International Bank for Reconstruction & Development(b)	0.25%		1/29/2029	SEK	180	20,619
International Bank for Reconstruction & Development(b)	2.90%		11/26/2025	AUD	155	130,410
Total						939,139

Technology Hardware & Equipment 0.86%
Apple, Inc.	3.00%		6/20/2027		$30	32,952
Switch Ltd.†	3.75%		9/15/2028		118	117,564
Total						150,516

Telecommunications: Wireline Integrated & Services 0.98%
Swisscom Finance BV(b)	0.375%		11/14/2028	EUR	100	121,640
Verizon Communications, Inc.	3.875%		2/8/2029		$45	50,726
Total						172,366

Transportation: Infrastructure/Services 1.50%
Hamburger Hochbahn AG(b)	0.125%		2/24/2031	EUR	100	118,649
Transport for London(b)	2.125%		4/24/2025	GBP	100	145,516
Total						264,165
Total Corporate Bonds (cost $11,798,251)						12,223,518

FLOATING RATE LOANS(d) 2.07%

Building & Construction 0.23%
Therma Intermediate LLC 2020 Delayed Draw Term Loan(e)	2.00% (3 Mo. LIBOR + 2.00%	)	12/16/2027		$6	6,460
Therma Intermediate LLC 2020 Term Loan	4.75% (1 Mo. LIBOR + 4.00%	)	12/16/2027		33	33,506
Total						39,966

Electric: Generation 0.18%
ExGen Renewables IV, LLC 2020 Term Loan	3.75% (3 Mo. LIBOR + 2.75%	)	12/15/2027		32	31,976

Environmental 0.64%
Denali Water Solutions Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	3/25/2028		62	62,096

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Environmental (continued)
EWT Holdings III Corp. 2021 Term Loan	2.615% (1 Mo. LIBOR + 2.50%	)	4/1/2028		$50	$49,625
Total						111,721

Integrated Energy 0.43%
Array Technologies, Inc. Term Loan B	3.75% (1 Mo. LIBOR + 3.25%	)	10/14/2027		76	76,287

Machinery 0.40%
Filtration Group Corporation 2018 1st Lien Term Loan	3.113% (1 Mo. LIBOR + 3.00%	)	3/29/2025		30	29,505
Generac Power Systems, Inc. 2019 Term Loan B	1.865% (1 Mo. LIBOR + 1.75%	)	12/13/2026		40	40,106
Total						69,611

Personal & Household Products 0.19%
AI Aqua Merger Sub, Inc. 2019 Incremental Term Loan B	5.25% (1 Mo. LIBOR + 4.25%	)	12/13/2023		34	34,060
Total Floating Rate Loans (cost $360,303)						363,621

FOREIGN GOVERNMENT OBLIGATIONS 15.26%

Canada 1.30%
Province of Ontario Canada(b)	1.85%		2/1/2027	CAD	145	120,764
Province of Quebec Canada(b)	1.85%		2/13/2027	CAD	130	108,572
Total						229,336

France 2.72%
Action Logement Services(b)	0.50%		10/30/2034	EUR	100	118,504
French Republic Government Bond OAT†(b)	0.50%		6/25/2044	EUR	100	114,524
SNCF Reseau(b)	0.75%		5/25/2036	EUR	100	122,043
Societe Nationale SNCF SA(b)	0.625%		4/17/2030	EUR	100	124,030
Total						479,101

Italy 1.24%
Cassa Depositi e Prestiti SpA(b)	2.125%		9/27/2023	EUR	100	126,672
Italy Buoni Poliennali Del Tesoro†(b)	1.50%		4/30/2045	EUR	80	92,215
Total						218,887

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Japan 1.14%
Development Bank of Japan, Inc.†(a)	0.50%	3/4/2024		$200	$200,286

Netherlands 3.45%
BNG Bank NV†(a)	1.50%	10/16/2024		200	206,390
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(a)	2.75%	2/20/2024		200	212,851
Nederlandse Waterschapsbank NV(a)	1.00%	5/28/2030		200	187,103
Total					606,344

South Korea 1.22%
Korea Water Resources Corp.(a)	3.875%	5/15/2023		200	213,685

Spain 1.71%
Adif Alta Velocidad(b)	0.55%	4/30/2030	EUR	100	120,992
Autonomous Community of Madrid Spain(b)	0.419%	4/30/2030	EUR	150	180,159
Total					301,151

Sweden 2.48%
Kommuninvest I Sverige AB†(a)	1.625%	4/24/2023		$200	205,400
Sweden Government International Bond(b)	0.125%	9/9/2030	SEK	1,000	115,822
Sweden Government International Bond†(b)	0.125%	9/9/2030	SEK	1,000	115,822
Total					437,044
Total Foreign Government Obligations (cost $2,652,819)					2,685,834

MUNICIPAL BONDS 4.19%

Revenue – Utilities – Other 0.29%
City of Corpus Christi TX Utility System Revenue	1.966%	7/15/2030		$50	50,105

Tax Revenue 0.14%
Regional Transportation District Sales Tax Revenue	2.337%	11/1/2036		25	24,409

Taxable Revenue – Transportation 0.32%
Metropolitan Transportation Authority	5.175%	11/15/2049		45	57,055

Taxable Revenue – Water & Sewer 3.44%
City & County Honolulu HI Wastewater System Revenue	1.623%	7/1/2031		25	24,081
City of Charleston SC Waterworks & Sewer System Revenue	1.89%	1/1/2033		60	59,959
City of Dallas TX Waterworks & Sewer System Revenue	2.772%	10/1/2040		75	76,271

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Taxable Revenue – Water & Sewer (continued)
City of Los Angeles CA Wastewater System Revenue	5.713%	6/1/2039	$50	$67,974
City of Philadelphia PA Water & Wastewater Revenue	1.734%	11/1/2028	40	40,094
City of San Francisco CA Public Utilities Commission Water Revenue	6.00%	11/1/2040	100	135,664
Middle Fork Project Finance Authority	5.00%	4/1/2036	50	61,431
New York City Water & Sewer System	5.75%	6/15/2041	50	73,357
San Diego County Water Authority	1.951%	5/1/2034	60	57,489
State of California Department of Water Resources	1.789%	12/1/2035	10	9,273
Total				605,593
Total Municipal Bonds (cost $747,438)				737,162

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.87%
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%	9/13/2031	50	50,034
One Bryant Park Trust 2019-OBP A†	2.516%	9/15/2054	100	102,230
Total Non-Agency Commercial Mortgage-Backed Securities (cost $152,123)				152,264

U.S. TREASURY OBLIGATIONS 3.18%
U.S. Treasury Bond	1.125%	5/15/2040	160	133,887
U.S. Treasury Bond	1.375%	8/15/2050	23	18,445
U.S. Treasury Notes	0.75%	3/31/2026	408	406,438
Total U.S. Treasury Obligations (cost $556,849)				558,770
Total Long-Term Investments (cost $16,425,450)				16,896,558

SHORT-TERM INVESTMENTS 4.29%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $782,500 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $769,687; proceeds: $754,577 (cost $754,577)			755	754,577
Total Investments in Securities 100.32% (cost $17,180,027)				17,651,135
Less Unfunded Loan Commitments (0.04)% (cost $6,452)				(6,460)
Net Investments 100.28% (cost $17,173,575)				17,644,675
Liabilities in Excess of Foreign Cash and Other Assets(f) (0.28%)				(48,648)
Net Assets 100.00%				$17,596,027

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	Euro.
EUAMDB05	Euro constant maturity rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA1	Euro 1 yr. swap rate.
EUSA5	Euro 5 yr. swap rate.
GBP	British pound.
GUKG5	United Kingdom 5 yr Government Bond.
SEK	Swedish Krona.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2021, the total value of Rule 144A securities was $4,441,406, which represents 25.24% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2021.
(e)	Security partially/fully unfunded.
(f)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at April 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	6/4/2021	98,000	$117,876	$117,892	$16
Euro	Buy	State Street Bank and Trust	6/4/2021	17,000	20,388	20,451	63
Euro	Buy	State Street Bank and Trust	6/4/2021	109,000	129,947	131,125	1,178
Australian dollar	Sell	State Street Bank and Trust	5/28/2021	163,000	129,995	125,581	4,414
British pound	Sell	Toronto Dominion Bank	6/8/2021	525,000	729,457	725,101	4,356
Euro	Sell	State Street Bank and Trust	6/4/2021	100,000	121,306	120,298	1,008
Euro	Sell	State Street Bank and Trust	6/4/2021	101,000	122,531	121,501	1,030
Euro	Sell	Toronto Dominion Bank	6/4/2021	3,721,000	4,505,603	4,476,287	29,316
Swedish krona	Sell	State Street Bank and Trust	7/21/2021	4,179,000	496,165	494,011	2,154
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$43,535

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2021

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	State Street Bank and Trust	5/28/2021	121,000	$92,072	$93,223	$(1,151)
British pound	Sell	Goldman Sachs	6/8/2021	97,000	133,834	133,971	(137)
British pound	Sell	State Street Bank and Trust	6/8/2021	205,000	282,069	283,135	(1,066)
Canadian dollar	Sell	State Street Bank and Trust	7/20/2021	283,000	225,813	230,277	(4,464)
Euro	Sell	Goldman Sachs	6/4/2021	106,000	125,192	127,516	(2,324)
Euro	Sell	Goldman Sachs	6/4/2021	989,000	1,176,028	1,189,747	(13,719)
Euro	Sell	State Street Bank and Trust	6/4/2021	99,957	118,243	120,246	(2,003)
Euro	Sell	State Street Bank and Trust	6/4/2021	109,000	129,464	131,125	(1,661)
Euro	Sell	State Street Bank and Trust	6/4/2021	92,000	110,317	110,674	(357)
Euro	Sell	State Street Bank and Trust	6/4/2021	50,000	59,980	60,149	(169)
Euro	Sell	State Street Bank and Trust	6/4/2021	15,000	17,922	18,045	(123)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(27,174)

Open Futures Contracts at April 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	June 2021	3	Short	EUR	(512,055)	EUR	(510,000)	$2,470
U.S. 10-Year Ultra Treasury Note	June 2021	6	Short		$(891,866)		$(873,282)	18,584
U.S. 5-Year Treasury Note	June 2021	5	Short		(624,484)		(619,688)	4,796
Total Unrealized Appreciation on Open Futures Contracts								$25,850

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro- Buxl	June 2021	1	Long	EUR	208,322	EUR	201,900	$(7,721)
Euro-Bobl	June 2021	7	Short		(942,038)		(943,110)	(1,289)
U.S. 2-Year Treasury Note	June 2021	3	Long		$662,841		$662,274	(567)
U.S. Ultra Treasury Bond	June 2021	2	Long		378,067		371,814	(6,253)
Total Unrealized Depreciation on Open Futures Contracts								$(15,830)

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$50,046	$–	$50,046
Convertible Bonds	–	125,343	–	125,343
Corporate Bonds	–	12,223,518	–	12,223,518
Floating Rate Loans	–	363,621	–	363,621
Less: Unfunded Commitments	–	(6,460)	–	(6,460)
Foreign Government Obligations	–	2,685,834	–	2,685,834
Municipal Bonds	–	737,162	–	737,162
Non-Agency Commercial Mortgage-Backed Securities	–	152,264	–	152,264
U.S. Treasury Obligations	–	558,770	–	558,770
Short-Term Investments
Repurchase Agreements	–	754,577	–	754,577
Total	$–	$17,644,675	$–	$17,644,675
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$43,535	$–	$43,535
Liabilities	–	(27,174)	–	(27,174)
Futures Contracts
Assets	25,850	–	–	25,850
Liabilities	(15,830)	–	–	(15,830)
Total	$10,020	$16,361	$–	$26,381

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)

MID CAP INNOVATION GROWTH FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.75%

Aerospace/Defense 0.47%
HEICO Corp.	153	$22

Apparel 2.36%
Crocs, Inc.*	750	75
Deckers Outdoor Corp.*	104	35
Total		110

Banks: Regional 4.96%
Signature Bank	254	64
Silvergate Capital Corp. Class A*	389	42
SVB Financial Group*	140	80
Western Alliance Bancorp	434	45
Total		231

Beverages 1.28%
Boston Beer Co., Inc. (The) Class A*	49	60

Biotechnology Research & Production 4.29%
Arena Pharmaceuticals, Inc.*	329	23
Argenx SE ADR*	70	20
Insmed, Inc.*	601	20
Intra-Cellular Therapies, Inc.*	1,189	41
Mirati Therapeutics, Inc.*	188	31
Rocket Pharmaceuticals, Inc.*	639	30
TG Therapeutics, Inc.*	789	35
Total		200

Building Materials 1.74%
Trex Co., Inc.*	323	35
Vulcan Materials Co.	259	46
Total		81

Business Services 3.05%
Avalara, Inc.*	154	22
Bright Horizons Family Solutions, Inc.*	153	22
Chegg, Inc.*	364	33
Shift4 Payments, Inc. Class A*	661	65
Total		142
Investments	Shares	Fair Value (000)
Computer Hardware 5.24%
Crowdstrike Holdings, Inc. Class A*	273	$57
EPAM Systems, Inc.*	153	70
Logitech International SA (Switzerland)(a)	600	66
Lumentum Holdings, Inc.*	233	20
Zscaler, Inc.*	164	31
Total		244

Computer Software 11.04%
Bill.com Holdings, Inc.*	138	21
DocuSign, Inc.*	206	46
Dynatrace, Inc.*	555	29
Elastic NV*	182	22
Five9, Inc.*	326	61
HubSpot, Inc.*	125	66
Lightspeed POS, Inc. (Canada)*(a)	497	35
MSCI, Inc.	87	42
Paycom Software, Inc.*	117	45
RingCentral, Inc. Class A*	99	32
Take-Two Interactive Software, Inc.*	179	31
Twilio, Inc. Class A*	164	60
Veeva Systems, Inc. Class A*	84	24
Total		514

Construction/Homebuilding 1.01%
LGI Homes, Inc.*	285	47

Drugs 2.30%
Horizon Therapeutics plc*	740	70
Intellia Therapeutics, Inc.*	485	37
Total		107

Electrical Equipment 9.79%
Entegris, Inc.	632	71
IPG Photonics Corp.*	176	38
KLA Corp.	285	90
MKS Instruments, Inc.	409	74
Monolithic Power Systems, Inc.	169	61

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP INNOVATION GROWTH FUND April 30, 2021

Investments	Shares	Fair Value (000)
Electrical Equipment (continued)
Skyworks Solutions, Inc.	491	$89
Xilinx, Inc.	259	33
Total		456

Electrical: Household 2.62%
AMETEK, Inc.	260	35
Generac Holdings, Inc.*	268	87
Total		122

Electronics 3.13%
Garmin Ltd. (Switzerland)(a)	452	62
Trimble, Inc.*	1,020	84
Total		146

Energy Equipment & Services 0.56%
Enphase Energy, Inc.*	46	6
Sunrun, Inc.*	403	20
Total		26

Entertainment 3.67%
DraftKings, Inc. Class A*	689	39
Live Nation Entertainment, Inc.*	659	54
Penn National Gaming, Inc.*	394	35
Warner Music Group Corp. Class A	1,125	43
Total		171

Health Care Products 12.26%
10X Genomics, Inc. Class A*	205	41
Align Technology, Inc.*	174	104
Cooper Cos., Inc. (The)	111	46
Edwards Lifesciences Corp.*	470	45
IDEXX Laboratories, Inc.*	135	74
Inspire Medical Systems, Inc.*	228	54
Insulet Corp.*	267	79
Natera, Inc.*	459	50
Penumbra, Inc.*	112	34
Repligen Corp.*	209	44
Total		571
Investments	Principal Amount (000)	Fair Value (000)
Household Equipment/Products 1.14%
Scotts Miracle-Gro Co. (The)	230	$53

Household Furnishings 1.29%
Sonos, Inc.*	1,505	60

Machinery: Industrial/Specialty 1.29%
Cognex Corp.	700	60

Manufacturing 1.72%
Axon Enterprise, Inc.*	529	80

Retail 6.57%
Burlington Stores, Inc.*	202	66
Carvana Co.*	172	49
Chipotle Mexican Grill, Inc.*	39	58
Five Below, Inc.*	405	82
Lithia Motors, Inc. Class A	88	34
RH*	112	77
Tractor Supply Co.	270	51
Total		417

Technology 10.09%
Bumble, Inc. Class A*	632	38
Etsy, Inc.*	193	38
Lyft, Inc. Class A*	1,491	83
Match Group, Inc.*	434	68
Okta, Inc.*	140	38
Pinterest, Inc. Class A*	606	40
Roku, Inc.*	172	59
Wix.com Ltd. (Israel)*(a)	125	40
Zillow Group, Inc. Class C*	510	66
Total		470

Transportation: Miscellaneous 1.50%
XPO Logistics, Inc.*	504	70
Total Common Stocks (cost $4,209,493)		4,460

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

MID CAP INNOVATION GROWTH FUND April 30, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 4.19%

Repurchase Agreements
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $202,800 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $199,479; proceeds: $195,509 (cost $195,509)	$195	$195
Total Investments in Securities 99.94% (cost $4,405,002)		4,655
Other Assets in Excess of Liabilities 0.06%		3
Net Assets 100.00%		$4,658

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$4,460	$—	$—	$4,460
Short-Term Investments
Repurchase Agreements	—	195	—	195
Total	$4,460	$195	$—	$4,655

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.07%

ASSET-BACKED SECURITIES 4.64%

Other
AMMC CLO 15 Ltd. 2014-15A DRR†	3.584% (3 Mo. LIBOR + 3.40%	)#	1/15/2032	$100	$99,704
CIFC Funding 2021-III Ltd. 2021-3A D†(a)	Zero Coupon	#(b)	7/15/2036	150	150,000
TCW CLO Ltd. 2017-1A DR†	3.327% (3 Mo. LIBOR + 3.15%	)#	7/29/2029	100	100,502
Voya CLO Ltd. 2019-1A BR†	1.734% (3 Mo. LIBOR + 1.55%	)#	4/15/2031	150	150,375
Webster Park CLO Ltd. 2015-1A BR†	1.988% (3 Mo. LIBOR + 1.80%	)#	7/20/2030	250	250,000
Total Asset-Backed Securities (cost $745,214)					750,581

CONVERTIBLE BONDS 3.33%

Air Transportation 0.18%
American Airlines Group, Inc.	6.50%		7/1/2025	9	14,355
Southwest Airlines Co.	1.25%		5/1/2025	8	13,930
Total					28,285

Automotive 0.11%
NIO, Inc. (China)†(c)	0.50%		2/1/2027	22	18,458

Building Materials 0.08%
Patrick Industries, Inc.	1.00%		2/1/2023	10	12,206

Business Services 0.09%
Shift4 Payments, Inc.†	Zero Coupon		12/15/2025	10	14,088

Computer Hardware 0.16%
Western Digital Corp.	1.50%		2/1/2024	25	26,016

Computer Software 0.33%
Cardlytics, Inc.†	1.00%		9/15/2025	9	16,115
Five9, Inc.†	0.50%		6/1/2025	10	15,234
HubSpot, Inc.†	0.375%		6/1/2025	11	21,313
Total					52,662

Electrical Equipment 0.17%
Microchip Technology, Inc.	1.625%		2/15/2025	8	26,560

Electronics 0.06%
Itron, Inc.†	Zero Coupon		3/15/2026	10	9,984

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.09%
Enphase Energy, Inc.†	Zero Coupon	3/1/2026	$16	$14,568

Entertainment 0.15%
Live Nation Entertainment, Inc.	2.00%	2/15/2025	22	24,255

Food 0.18%
Chefs’ Warehouse, Inc. (The)	1.875%	12/1/2024	28	28,787

Health Care Products 0.09%
Repligen Corp.	0.375%	7/15/2024	8	15,095

Machinery: Agricultural 0.10%
Turning Point Brands, Inc.	2.50%	7/15/2024	14	16,433

Media 0.11%
World Wrestling Entertainment, Inc.	3.375%	12/15/2023	8	18,275

Real Estate Investment Trusts 0.14%
Pebblebrook Hotel Trust	1.75%	12/15/2026	20	22,940

Retail 0.22%
Dick’s Sporting Goods, Inc.	3.25%	4/15/2025	5	12,300
Shake Shack, Inc.†	Zero Coupon	3/1/2028	25	23,766
Total				36,066

Technology 0.98%
Airbnb, Inc.†	Zero Coupon	3/15/2026	30	29,838
Booking Holdings, Inc.†	0.75%	5/1/2025	12	18,204
fuboTV, Inc.†	3.25%	2/15/2026	25	21,281
Shopify, Inc. (Canada)(c)	0.125%	11/1/2025	13	15,300
Snap, Inc.	0.75%	8/1/2026	15	41,231
Twitter, Inc.	0.25%	6/15/2024	12	14,727
Weibo Corp. (China)(c)	1.25%	11/15/2022	18	17,685
Total				158,266

Transportation: Miscellaneous 0.09%
Scorpio Tankers, Inc. (Monaco)†(c)	3.00%	5/15/2025	15	15,094
Total Convertible Bonds (cost $525,412)				538,038

CORPORATE BONDS 75.61%

Advertising 0.16%
Outfront Media Capital LLC/Outfront Media Capital Corp.†	6.25%	6/15/2025	25	26,578

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense 2.02%
Howmet Aerospace, Inc.	6.875%	5/1/2025	$50	$58,062
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	32	33,717
Spirit AeroSystems, Inc.†	5.50%	1/15/2025	55	58,231
SSL Robotics LLC†	9.75%	12/31/2023	9	10,057
TransDigm, Inc.	5.50%	11/15/2027	127	132,333
Triumph Group, Inc.	7.75%	8/15/2025	35	34,674
Total				327,074

Air Transportation 2.38%
American Airlines Group, Inc.†	3.75%	3/1/2025	49	43,120
American Airlines Inc/AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026	11	11,564
American Airlines, Inc.†	11.75%	7/15/2025	45	56,418
Delta Air Lines, Inc.	3.80%	4/19/2023	37	38,083
Delta Air Lines, Inc.†	7.00%	5/1/2025	20	23,269
Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.90%	7/15/2027	41	40,450
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	47	49,509
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	44	49,039
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027	13	14,768
United Airlines, Inc.†	4.375%	4/15/2026	57	59,221
Total				385,441

Apparel 0.22%
Tapestry, Inc.	4.25%	4/1/2025	26	28,294
William Carter Co. (The)†	5.50%	5/15/2025	7	7,414
Total				35,708

Auto Parts: Original Equipment 0.89%
American Axle & Manufacturing, Inc.	6.25%	4/1/2025	44	45,617
Clarios Global LP†	6.75%	5/15/2025	15	16,130
Goodyear Tire & Rubber Co. (The)	9.50%	5/31/2025	24	27,090
Meritor, Inc.†	6.25%	6/1/2025	22	23,599
Tenneco, Inc.	5.00%	7/15/2026	32	31,038
Total				143,474

Automotive 4.83%
Ford Motor Co.	4.346%	12/8/2026	60	63,525
Ford Motor Co.	9.00%	4/22/2025	373	455,993
JB Poindexter & Co., Inc.†	7.125%	4/15/2026	19	20,116

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Automotive (continued)
Mclaren Finance plc(d)	5.00%		8/1/2022		GBP	100	$137,073
Navistar International Corp.†	6.625%		11/1/2025			$15	15,544
Tesla, Inc.†	5.30%		8/15/2025			66	68,475
Wabash National Corp.†	5.50%		10/1/2025			20	20,473
Total							781,199

Banks: Regional 1.55%
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024			13	13,764
CIT Group, Inc.	5.00%		8/1/2023			45	48,969
Citigroup, Inc.	3.875% (5 Yr Treasury CMT + 3.42%	)#	–	(e)		45	45,169
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 4.07%	)#	–	(e)		27	28,569
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(e)		61	61,319
Popular, Inc.	6.125%		9/14/2023			49	52,925
Total							250,715

Building Materials 0.72%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025			41	44,331
Norbord, Inc. (Canada)†(c)	6.25%		4/15/2023			20	21,750
Patrick Industries, Inc.†	7.50%		10/15/2027			20	21,769
PGT Innovations, Inc.†	6.75%		8/1/2026			27	28,603
Total							116,453

Business Services 2.07%
ADT Corp. (The)	3.50%		7/15/2022			30	30,769
ADT Corp. (The)	4.125%		6/15/2023			13	13,632
Ahern Rentals, Inc.†	7.375%		5/15/2023			15	13,509
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027			15	16,496
Alta Equipment Group, Inc.†	5.625%		4/15/2026			35	35,618
APX Group, Inc.	7.625%		9/1/2023			9	9,253
CPI CG, Inc.†	8.625%		3/15/2026			13	13,607
Hertz Corp. (The)†(f)	5.50%		10/15/2024			22	22,939
Hertz Corp. (The)(f)	6.25%		10/15/2022			2	2,103
Laureate Education, Inc.†	8.25%		5/1/2025			11	11,487
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026			18	18,608

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.25%	4/15/2024	$39	$41,709
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%	1/15/2025	15	15,463
Sabre GLBL, Inc.†	7.375%	9/1/2025	14	15,264
Sabre GLBL, Inc.†	9.25%	4/15/2025	20	23,925
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026	28	29,273
Team Health Holdings, Inc.†	6.375%	2/1/2025	23	20,412
Total				334,067

Chemicals 0.72%
GCP Applied Technologies, Inc.†	5.50%	4/15/2026	16	16,497
Ingevity Corp.†	4.50%	2/1/2026	53	54,315
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	6	6,229
Tronox, Inc.†	6.50%	5/1/2025	37	39,566
Total				116,607

Coal 0.41%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	64	65,490

Computer Software 0.48%
Fair Isaac Corp.†	5.25%	5/15/2026	20	22,253
PTC, Inc.†	3.625%	2/15/2025	37	38,030
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	17	17,616
Total				77,899

Construction/Homebuilding 2.58%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	18	18,808
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(c)	6.375%	5/15/2025	20	20,523
Century Communities, Inc.	5.875%	7/15/2025	36	37,391
Forestar Group, Inc.†	3.85%	5/15/2026	46	46,582
Forestar Group, Inc.†	8.00%	4/15/2024	23	23,977
Lennar Corp.	4.75%	5/30/2025	12	13,519
LGI Homes, Inc.†	6.875%	7/15/2026	26	27,105
Meritage Homes Corp.	6.00%	6/1/2025	17	19,221
New Home Co., Inc. (The)†	7.25%	10/15/2025	34	35,815
Picasso Finance Sub, Inc.†	6.125%	6/15/2025	12	12,782
STL Holding Co. LLC†	7.50%	2/15/2026	42	43,995

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding (continued)
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.625%	3/1/2024	$12	$13,020
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.†	5.875%	4/15/2023	45	48,483
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%	6/15/2024	50	55,744
Total				416,965

Containers 0.72%
Ball Corp.	5.00%	3/15/2022	15	15,540
Ball Corp.	5.25%	7/1/2025	36	40,792
Intertape Polymer Group, Inc. (Canada)†(c)	7.00%	10/15/2026	15	15,785
Sealed Air Corp.†	5.125%	12/1/2024	20	21,838
Silgan Holdings, Inc.	4.75%	3/15/2025	15	15,278
Trident TPI Holdings, Inc.†	9.25%	8/1/2024	6	6,391
Total				115,624

Drugs 0.69%
Elanco Animal Health, Inc.	5.272%	8/28/2023	15	16,119
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (Ireland)†(c)	6.00%	6/30/2028	31	23,602
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	29	31,603
HLF Financing Sral LLC/Herbalife International, Inc.†	7.25%	8/15/2026	15	15,694
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.80%	7/21/2023	24	23,793
Total				110,811

Electric: Power 2.14%
Calpine Corp.†	5.25%	6/1/2026	34	34,974
DPL, Inc.	4.125%	7/1/2025	37	39,851
Elwood Energy LLC	8.159%	7/5/2026	20	21,828
FirstEnergy Corp.	2.05%	3/1/2025	60	60,515
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	35	36,672
NextEra Energy Operating Partners LP†	4.25%	9/15/2024	22	23,265
Talen Energy Supply LLC	6.50%	6/1/2025	41	34,186
Terraform Global Operating LLC†	6.125%	3/1/2026	36	37,028
Vistra Operations Co. LLC†	5.50%	9/1/2026	55	56,891
Total				345,210

Electrical: Household 0.17%
EnerSys†	5.00%	4/30/2023	26	27,284

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Electronics 0.23%
Sensata Technologies BV†	4.875%		10/15/2023			$27	$29,032
Sensata Technologies BV†	5.625%		11/1/2024			8	8,945
Total							37,977

Energy Equipment & Services 0.45%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026			33	34,650
TerraForm Power Operating LLC†	4.25%		1/31/2023			37	38,041
Total							72,691

Engineering & Contracting Services 0.59%
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%		2/1/2026			27	28,448
Fluor Corp.	3.50%		12/15/2024			41	42,427
Great Lakes Dredge & Dock Corp.	8.00%		5/15/2022			25	25,091
Total							95,966

Entertainment 2.81%
AMC Entertainment Holdings, Inc. PIK†	12.00%		6/15/2026			24	19,909
Buena Vista Gaming Authority†	13.00%		4/1/2023			20	21,562
Caesars Entertainment, Inc.†	6.25%		7/1/2025			84	89,414
Caesars Entertainment, Inc.†	8.125%		7/1/2027			6	6,675
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%		10/15/2025			29	29,272
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%		7/1/2025			13	13,709
CCM Merger, Inc.†	6.375%		5/1/2026			29	30,400
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%		6/1/2024			10	10,110
Cinemark USA, Inc.†	5.875%		3/15/2026			14	14,525
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%		2/15/2023			26	27,135
Inter Media & Communication SpA†(d)	4.875%		12/31/2022		EUR	95	111,885
Mohegan Gaming & Entertainment†	7.875%		10/15/2024			$9	9,412
Mohegan Gaming & Entertainment†	8.00%		2/1/2026			26	26,424
Scientific Games International, Inc.†	8.625%		7/1/2025			16	17,519
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%		7/15/2026			13	13,625
Vail Resorts, Inc.†	6.25%		5/15/2025			12	12,750
Total							454,326

Financial Services 5.08%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027			29	32,275
Air Lease Corp.	4.65% (5 Yr Treasury CMT + 4.08%	)#	–	(e)		53	54,193

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Financial Services (continued)
Aircastle Ltd.†	5.25%		8/11/2025		$31	$34,375
Alliance Data Systems Corp.†	4.75%		12/15/2024		32	32,910
Ally Financial, Inc.	3.875%		5/21/2024		13	14,108
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%	)#	–	(e)	24	24,389
Ally Financial, Inc.	5.75%		11/20/2025		25	28,670
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026		16	17,077
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026		15	16,810
Credit Acceptance Corp.†	5.125%		12/31/2024		22	22,740
Fairstone Financial, Inc. (Canada)†(c)	7.875%		7/15/2024		40	42,021
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		31	31,229
Navient Corp.	6.75%		6/25/2025		85	92,607
Navient Corp.	7.25%		1/25/2022		78	81,022
OneMain Finance Corp.	4.00%		9/15/2030		9	8,719
OneMain Finance Corp.	8.25%		10/1/2023		58	65,824
OneMain Finance Corp.	8.875%		6/1/2025		88	97,537
PennyMac Financial Services, Inc.†	5.375%		10/15/2025		32	33,760
PHH Mortgage Corp.†	7.875%		3/15/2026		23	23,488
PRA Group, Inc.†	7.375%		9/1/2025		26	27,901
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(c)	10.50%		6/1/2024		37	39,914
Total						821,569

Food 0.73%
Arcor SAIC (Argentina)†(c)	6.00%		7/6/2023		24	23,293
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025		38	39,544
Fresh Market, Inc. (The)†	9.75%		5/1/2023		15	15,422
Ingles Markets, Inc.	5.75%		6/15/2023		14	14,179
Nathan’s Famous, Inc.†	6.625%		11/1/2025		25	25,750
Total						118,188

Health Care Products 0.16%
Hill-Rom Holdings, Inc.†	5.00%		2/15/2025		25	25,746

Health Care Services 3.02%
Air Methods Corp.†	8.00%		5/15/2025		34	31,960
Akumin, Inc.†	7.00%		11/1/2025		30	31,357
Global Medical Response, Inc.†	6.50%		10/1/2025		22	22,550
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026		24	24,985
HCA, Inc.	5.375%		2/1/2025		25	27,892

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
HCA, Inc.	7.50%	12/15/2023	$108	$123,660
ModivCare, Inc.†	5.875%	11/15/2025	15	15,973
Molina Healthcare, Inc.	5.375%	11/15/2022	25	26,266
Radiology Partners, Inc.†	9.25%	2/1/2028	15	16,508
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	9	9,731
RP Escrow Issuer LLC†	5.25%	12/15/2025	33	34,397
Select Medical Corp.†	6.25%	8/15/2026	15	15,968
Tenet Healthcare Corp.†	4.625%	9/1/2024	91	93,844
US Acute Care Solutions LLC†	6.375%	3/1/2026	13	13,588
Total				488,679

Household Equipment/Products 0.49%
CD&R Smokey Buyer, Inc.†	6.75%	7/15/2025	6	6,413
Newell Brands, Inc.	4.00%	6/15/2022	25	25,812
Newell Brands, Inc.	4.70%	4/1/2026	30	33,487
Newell Brands, Inc.	4.875%	6/1/2025	12	13,275
Total				78,987

Household Furnishings 0.19%
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	30	31,200

Insurance 0.09%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	7	7,209
HUB International Ltd.†	7.00%	5/1/2026	7	7,262
Total				14,471

Leasing 0.33%
Fortress Transportation and Infrastructure Investors LLC†	6.50%	10/1/2025	52	54,145

Leisure 2.56%
Carnival Corp.†	7.625%	3/1/2026	20	21,925
Carnival Corp.†	11.50%	4/1/2023	71	81,682
Life Time, Inc.†	5.75%	1/15/2026	20	20,679
NCL Corp. Ltd.†	3.625%	12/15/2024	24	23,069
NCL Corp. Ltd.†	5.875%	3/15/2026	14	14,651
NCL Corp. Ltd.†	12.25%	5/15/2024	17	20,758
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	116	128,204
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	45	52,186
Viking Cruises Ltd.†	6.25%	5/15/2025	50	49,932
Total				413,086

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Lodging 1.25%
Boyd Gaming Corp.†	8.625%		6/1/2025		$15	$16,641
MGM Resorts International	5.75%		6/15/2025		15	16,537
MGM Resorts International	6.00%		3/15/2023		72	77,158
MGM Resorts International	6.75%		5/1/2025		11	11,811
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%		5/15/2025		14	13,732
Travel + Leisure Co.	5.65%		4/1/2024		39	42,555
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%		5/30/2023		14	14,394
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		9	9,523
Total						202,351

Machinery: Agricultural 0.08%
Turning Point Brands, Inc.†	5.625%		2/15/2026		13	13,462

Machinery: Industrial/Specialty 0.18%
Clark Equipment Co.†	5.875%		6/1/2025		27	28,738

Machinery: Oil Well Equipment & Services 0.16%
Manitowoc Co., Inc. (The)†	9.00%		4/1/2026		24	26,025

Manufacturing 1.37%
FXI Holdings, Inc.†	7.875%		11/1/2024		42	43,470
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–	(e)	97	92,331
Hillenbrand, Inc.	5.75%		6/15/2025		18	19,305
Trinity Industries, Inc.	4.55%		10/1/2024		62	65,643
Total						220,749

Media 2.02%
AMC Networks, Inc.	4.75%		8/1/2025		23	23,732
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%		2/15/2026		45	46,638
Clear Channel Worldwide Holdings, Inc.	9.25%		2/15/2024		19	19,869
CSC Holdings LLC	5.25%		6/1/2024		41	44,467
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%		8/15/2026		30	21,938
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%		8/15/2027		40	21,663
DISH DBS Corp.	5.875%		7/15/2022		32	33,544
DISH DBS Corp.	5.875%		11/15/2024		50	54,156

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Sirius XM Radio, Inc.†	4.625%	7/15/2024	$27	$27,743
Univision Communications, Inc.†	5.125%	2/15/2025	32	32,583
Total				326,333

Metal Fabricating 0.63%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	72	73,429
Hillman Group, Inc. (The)†	6.375%	7/15/2022	28	28,015
Total				101,444

Metals & Minerals: Miscellaneous 1.98%
Compass Minerals International, Inc.†	4.875%	7/15/2024	17	17,572
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.50%	9/15/2027	42	45,713
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	5.125%	5/15/2024	27	29,516
Freeport-McMoRan, Inc.	4.55%	11/14/2024	106	115,938
Hudbay Minerals, Inc. (Canada)†(c)	4.50%	4/1/2026	30	30,493
Kaiser Aluminum Corp.†	6.50%	5/1/2025	42	44,625
New Gold, Inc. (Canada)†(c)	6.375%	5/15/2025	21	21,643
Novelis Corp.†	5.875%	9/30/2026	14	14,622
Total				320,122

Office Furniture & Business Equipment 0.22%
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	34	35,522

Oil 11.07%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	36	38,318
Antero Resources Corp.†	8.375%	7/15/2026	25	28,103
Apache Corp.	4.625%	11/15/2025	61	64,508
Berry Petroleum Co. LLC†	7.00%	2/15/2026	42	42,122
California Resources Corp.†	7.125%	2/1/2026	46	47,187
Callon Petroleum Co.	6.25%	4/15/2023	20	19,059
Callon Petroleum Co.†	9.00%	4/1/2025	30	31,200
Centennial Resource Production LLC†	5.375%	1/15/2026	49	45,968
Citgo Holding, Inc.†	9.25%	8/1/2024	15	15,469
CITGO Petroleum Corp.†	7.00%	6/15/2025	45	46,463
Colgate Energy Partners III LLC†	7.75%	2/15/2026	10	10,135
Comstock Resources, Inc.†	7.50%	5/15/2025	4	4,139
Comstock Resources, Inc.	9.75%	8/15/2026	7	7,620
Continental Resources, Inc.	3.80%	6/1/2024	86	90,192

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	$47	$48,704
Diamondback Energy, Inc.	2.875%	12/1/2024	28	29,707
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	29	30,107
EQT Corp.	7.625%	2/1/2025	52	59,930
Independence Energy Finance LLC†(a)	7.25%	5/1/2026	24	24,120
Laredo Petroleum, Inc.	9.50%	1/15/2025	35	36,099
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	62	63,956
Matador Resources Co.	5.875%	9/15/2026	59	58,926
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	15	15,516
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	20	21,381
Murphy Oil Corp.	5.75%	8/15/2025	17	17,409
Murphy Oil Corp.	6.875%	8/15/2024	60	61,425
Nabors Industries Ltd.†	7.25%	1/15/2026	26	22,929
Nabors Industries, Inc.	5.75%	2/1/2025	8	6,630
Nabors Industries, Inc.†	9.00%	2/1/2025	40	41,600
Newfield Exploration Co.	5.625%	7/1/2024	46	51,339
Occidental Petroleum Corp.	2.90%	8/15/2024	230	229,712
Occidental Petroleum Corp.	4.10%	2/15/2047	10	8,338
Occidental Petroleum Corp.	5.55%	3/15/2026	45	48,375
PDC Energy, Inc.	5.75%	5/15/2026	20	20,819
PDC Energy, Inc.	6.125%	9/15/2024	38	39,021
Petrobras Global Finance BV (Netherlands)(c)	5.299%	1/27/2025	37	41,070
Petroleos Mexicanos (Mexico)(c)	3.50%	1/30/2023	27	27,567
Petroleos Mexicanos (Mexico)(c)	4.875%	1/24/2022	30	30,674
Precision Drilling Corp. (Canada)†(c)	7.125%	1/15/2026	47	46,618
Precision Drilling Corp. (Canada)(c)	7.75%	12/15/2023	3	3,024
Range Resources Corp.	4.875%	5/15/2025	44	43,780
Range Resources Corp.	5.00%	3/15/2023	22	22,536
SM Energy Co.	5.625%	6/1/2025	25	23,906
SM Energy Co.	6.125%	11/15/2022	18	17,854
Southwestern Energy Co.	6.45%	1/23/2025	57	61,631
Transocean Guardian Ltd.†	5.875%	1/15/2024	18	16,890
Transocean Sentry Ltd.†	5.375%	5/15/2023	12	10,952
WPX Energy, Inc.	8.25%	8/1/2023	15	17,184
Total				1,790,212

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 1.83%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	7.875%		5/15/2026	$12	$13,095
Buckeye Partners LP	3.95%		12/1/2026	16	16,020
Buckeye Partners LP†	4.125%		3/1/2025	12	12,315
Buckeye Partners LP	4.15%		7/1/2023	44	45,678
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	66	54,403
New Fortress Energy, Inc.†	6.75%		9/15/2025	18	18,647
Northriver Midstream Finance LP (Canada)†(c)	5.625%		2/15/2026	33	34,073
Rattler Midstream LP†	5.625%		7/15/2025	10	10,558
Western Midstream Operating LP	3.95%		6/1/2025	76	79,420
Western Midstream Operating LP	4.00%		7/1/2022	11	11,282
Total					295,491

Oil: Integrated Domestic 1.26%
ChampionX Corp	6.375%		5/1/2026	31	32,583
Oceaneering International, Inc.	4.65%		11/15/2024	79	77,223
TechnipFMC plc (United Kingdom)†(c)	6.50%		2/1/2026	50	53,393
Transocean Proteus Ltd.†	6.25%		12/1/2024	12	11,803
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		4/1/2026	27	28,348
Total					203,350

Paper & Forest Products 0.18%
Resolute Forest Products, Inc. (Canada)†(c)	4.875%		3/1/2026	29	29,616

Real Estate Investment Trusts 3.07%
EPR Properties	5.25%		7/15/2023	37	38,608
ESH Hospitality, Inc.†	5.25%		5/1/2025	28	28,604
GLP Capital LP/GLP Financing II, Inc.	5.375%		11/1/2023	10	11,017
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	74	78,440
Hospitality Properties Trust	4.65%		3/15/2024	25	25,234
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	15	14,745
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	38	38,451
Mack-Cali Realty LP	4.50%		4/18/2022	22	22,275
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025	8	8,528
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%		5/1/2024	36	38,861

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025		$35	$38,124
Peach Property Finance GmbH†(d)	4.375%		11/15/2025	EUR	100	126,210
Tanger Properties LP	3.875%		12/1/2023		$13	13,792
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025		13	13,293
Total						496,182

Retail 4.00%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		40	41,279
Brinker International, Inc.†	5.00%		10/1/2024		46	48,228
Caleres, Inc.	6.25%		8/15/2023		11	11,096
Carvana Co.†	5.625%		10/1/2025		14	14,438
CEC Entertainment LLC†	6.75%		5/1/2026		12	11,910
Gap, Inc. (The)†	8.625%		5/15/2025		15	16,619
Gap, Inc. (The)†	8.875%		5/15/2027		16	18,700
Guitar Center, Inc.†	8.50%		1/15/2026		17	17,957
IRB Holding Corp.†	6.75%		2/15/2026		9	9,335
IRB Holding Corp.†	7.00%		6/15/2025		20	21,549
L Brands, Inc.†	9.375%		7/1/2025		55	69,850
Macy’s Retail Holdings LLC	3.625%		6/1/2024		70	70,879
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%		4/1/2026		16	16,386
Nordstrom, Inc.	4.00%		3/15/2027		27	27,992
Party City Holdings, Inc.†	6.625%		8/1/2026		20	17,350
Party City Holdings, Inc.†	8.75%		2/15/2026		18	18,472
Penske Automotive Group, Inc.	3.50%		9/1/2025		24	24,630
Rite Aid Corp.†	8.00%		11/15/2026		22	22,880
Sally Holdings LLC/Sally Capital, Inc.†	8.75%		4/30/2025		15	16,603
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026		18	18,990
Stonegate Pub Co. Financing plc(d)	5.75% (EUR3M + 5.75%	)#	7/31/2025	EUR	100	120,225
White Cap Parent LLC†	8.25%		3/15/2026		$11	11,445
Total						646,813

Retail: Specialty 0.18%
Coty, Inc.†	5.00%		4/15/2026		14	14,184
Coty, Inc.†	6.50%		4/15/2026		15	15,136
Total						29,320

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Steel 1.11%
Allegheny Technologies, Inc.	7.875%	8/15/2023		$45	$49,111
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(c)	8.75%	7/15/2026		20	21,310
Cleveland-Cliffs, Inc.†	9.875%	10/17/2025		49	57,575
U.S. Steel Corp.	6.25%	3/15/2026		50	51,125
Total					179,121

Technology 2.74%
Cogent Communications Group, Inc.(d)	4.375%	6/30/2024	EUR	100	123,005
Netflix, Inc.†	3.625%	6/15/2025		$136	146,472
Netflix, Inc.	5.50%	2/15/2022		39	40,488
TripAdvisor, Inc.†	7.00%	7/15/2025		30	32,437
Uber Technologies, Inc.†	7.50%	5/15/2025		12	13,000
Uber Technologies, Inc.†	8.00%	11/1/2026		40	43,338
VeriSign, Inc.	4.625%	5/1/2023		15	15,076
VeriSign, Inc.	5.25%	4/1/2025		26	29,428
Total					443,244

Telecommunications 1.29%
Sprint Corp.	7.625%	2/15/2025		175	208,031

Toys 0.38%
Mattel, Inc.	3.15%	3/15/2023		38	39,097
Mattel, Inc.†	3.375%	4/1/2026		21	21,766
Total					60,863

Transportation: Miscellaneous 0.43%
XPO Logistics, Inc.†	6.25%	5/1/2025		47	50,405
XPO Logistics, Inc.†	6.75%	8/15/2024		19	19,879
Total					70,284

Utilities 0.12%
Solaris Midstream Holdings LLC†	7.625%	4/1/2026		19	19,922

Wholesale 0.58%
Avient Corp.†	5.75%	5/15/2025		12	12,686
Core & Main Holdings LP PIK 9.375%†	8.625%	9/15/2024		41	41,893
Performance Food Group, Inc.†	5.50%	6/1/2024		18	18,056
Wolverine Escrow LLC†	8.50%	11/15/2024		22	21,670
Total					94,305
Total Corporate Bonds (cost $11,769,256)					12,225,130

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(g) 13.66%

Aerospace/Defense 0.14%
WP CPP Holdings, LLC 2018 Term Loan	3.927% (3 Mo. LIBOR + 3.75%	)	4/30/2025	$24	$23,338

Air Transportation 0.51%
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/17/2024	21	21,477
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	10/20/2027	58	61,002
Total					82,479

Auto Parts: Original Equipment 0.12%
Chassix Inc. 2017 1st Lien Term Loan	6.50% (3 Mo. LIBOR + 5.50% (6 Mo. LIBOR + 5.50%	) )	11/15/2023	20	19,673

Automotive 0.21%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.438% (3 Mo. LIBOR + 8.25%	)	4/10/2026	33	33,446

Building Materials 0.29%
ACProducts, Inc. 2020 Term Loan B	7.50% (3 Mo. LIBOR + 6.50%	)	8/18/2025	19	19,131
Associated Asphalt Partners, LLC 2017 Term Loan B	6.25% (1 Mo. LIBOR + 5.25%	)	4/5/2024	17	16,129
Jeld-Wen Inc. 2017 1st Lien Term Loan	2.113% (1 Mo. LIBOR + 2.00%	)	12/14/2024	12	11,850
Total					47,110

Business Services 0.66%
Atlantic Aviation FBO Inc. 2018 Term Loan B	3.87% (1 Mo. LIBOR + 3.75%	)	12/6/2025	16	16,065
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	6/21/2024	20	19,367
Employbridge LLC Term Loan B	5.50% (3 Mo. LIBOR + 4.50%	)	4/18/2025	20	19,941

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
Guidehouse LLP 2018 Term Loan	4.113% (1 Mo. LIBOR + 4.00%	)	5/1/2025	$22	$21,761
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	30	29,234
Total					106,368

Chemicals 0.91%
H.B. Fuller Company 2017 Term Loan B	2.116% (1 Mo. LIBOR + 2.00%	)	10/20/2024	25	24,609
Illuminate Buyer, LLC 2021 Term Loan	–	(h)	6/30/2027	20	19,892
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	3.613% (1 Mo. LIBOR + 3.50%	)	9/6/2025	20	19,468
Messer Industries GmbH 2018 USD Term Loan	2.703% (3 Mo. LIBOR + 2.50%	)	3/1/2026	20	19,825
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(c)	2.865% (1 Mo. LIBOR + 2.75%	)	10/1/2025	64	63,157
Total					146,951

Coal 0.15%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	9.00% (3 Mo. LIBOR + 7.00%	)	6/14/2024	30	24,879

Computer Hardware 0.07%
Flexential Intermediate Corporation 2017 1st Lien Term Loan	3.703% (3 Mo. LIBOR + 3.50%	)	8/1/2024	13	11,956

Computer Software 0.81%
Barracuda Networks, Inc. 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	2/12/2025	8	8,300
Cornerstone OnDemand, Inc. 2021 Term Loan B	–	(h)	4/22/2027	20	19,990
Grab Holdings Inc Term Loan B	5.50% (6 Mo. LIBOR + 4.50%	)	1/29/2026	25	25,947
Liftoff Mobile Inc Term Loan	4.25% (3 Mo. LIBOR + 3.50%	)	3/17/2028	17	17,305
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.363% (1 Mo. LIBOR + 3.25%	)	5/30/2025	36	35,242

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)
Ultimate Software Group Inc (The) Term Loan B	3.863% (1 Mo. LIBOR + 3.75%	)	5/4/2026	$24	$23,956
Total					130,740

Drugs 0.08%
Canopy Growth Corporation Term Loan (Canada)(c)	8.686% (3 Mo. LIBOR + 8.50%	)	3/18/2026	12	13,442

Electric: Power 0.31%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	12/10/2027	30	29,993
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	21	20,912
Total					50,905

Electronics 0.15%
Deliver Buyer, Inc. Term Loan B	5.203% (3 Mo. LIBOR + 5.00%	)	5/1/2024	17	16,921
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.363% (1 Mo. LIBOR + 4.25%	)	6/26/2025	7	6,591
Total					23,512

Entertainment 0.75%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	–	(h)	4/22/2026	22	19,831
Cinemark USA, Inc. 2018 Term Loan B	1.87% (1 Mo. LIBOR + 1.75%	)	3/31/2025	24	22,916
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(c)	3.453% (3 Mo. LIBOR + 3.25%	)	11/12/2026	4	3,493
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(c)	3.453% (3 Mo. LIBOR + 3.25%	)	11/12/2026	27	26,381
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00% (1 Mo. LIBOR + 2.25%	)	10/15/2025	49	48,981
Total					121,602

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.09%
Robertshaw US Holding Corp 2018 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%	)	2/28/2025	$15	$14,956

Financial Services 0.39%
Advisor Group, Inc. 2021 Term Loan	4.613% (1 Mo. LIBOR + 4.50%	)	7/31/2026	39	38,797
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.453% (3 Mo. LIBOR + 4.25%	)	7/30/2025	25	24,055
Total					62,852

Food/Beverage 0.09%
Aramark Services, Inc. 2018 Term Loan B3	1.863% (1 Mo. LIBOR + 1.75%	)	3/11/2025	15	14,837

Health Care Services 0.87%
EyeCare Partners, LLC 2020 Term Loan	3.863% (1 Mo. LIBOR + 3.75%	)	2/18/2027	15	14,801
Heartland Dental, LLC 2018 1st Lien Term Loan	3.613% (1 Mo. LIBOR + 3.50%	)	4/30/2025	25	24,618
National Mentor Holdings, Inc. 2021 Term Loan	–	(h)	2/18/2028	17	17,498
National Mentor Holdings, Inc. 2021 Term Loan C	–	(h)	2/18/2028	1	583
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan	–	(h)	3/2/2028	2	1,925
U.S. Renal Care, Inc. 2019 Term Loan B	5.125% (1 Mo. LIBOR + 5.00%	)	6/26/2026	31	30,298
U.S. Renal Care, Inc. 2021 Term Loan B	–	(h)	6/26/2026	4	4,244
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.613% (1 Mo. LIBOR + 5.50%	)	10/1/2025	33	32,379
WP CityMD Bidco LLC 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	8/13/2026	14	14,488
Total					140,834

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.15%
Diamond (BC) B.V. USD Term Loan (Netherlands)(c)	3.148% – 3.19% (2 Mo. LIBOR + 3.00%	)	9/6/2024	$24	$23,778

Household Furnishings 0.06%
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	9/25/2024	10	9,945

Insurance 0.10%
Asurion LLC 2018 Term Loan B7	3.113% (1 Mo. LIBOR + 3.00%	)	11/3/2024	16	15,825

Leisure 0.86%
Alterra Mountain Company Term Loan B1	2.863% (1 Mo. LIBOR + 2.75%	)	7/31/2024	18	17,672
Bulldog Purchaser Inc. 2018 Term Loan	3.885% (2 Mo. LIBOR + 3.75%	)	9/5/2025	16	15,301
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	3/8/2024	10	9,486
Hayward Industries, Inc. 1st Lien Term Loan	3.613% (1 Mo. LIBOR + 3.50%	)	8/5/2024	25	24,589
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%	)	2/8/2026	25	25,280
Travel Leaders Group, LLC 2018 Term Loan B	4.113% (1 Mo. LIBOR + 4.00%	)	1/25/2024	29	27,194
United PF Holdings, LLC 2019 1st Lien Term Loan	4.203% (3 Mo. LIBOR + 4.00%	)	12/30/2026	20	19,319
Total					138,841

Lodging 0.51%
Boyd Gaming Corporation Term Loan B3	2.337% (1 Wk. LIBOR + 2.25%	)	9/15/2023	39	38,763
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(c)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024	15	14,738

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	$2	$1,912
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	24	26,431
Total					81,844

Machinery: Industrial/Specialty 0.18%
Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	7/19/2024	12	11,912
Granite Holdings US Acquisition Co. 2021 Term Loan B	4.203% (3 Mo. LIBOR + 4.00%	)	9/30/2026	17	16,854
Total					28,766

Media 0.77%
Banijay Entertainment S.A.S USD Term Loan (France)(c)	3.86% (1 Mo. LIBOR + 3.75%	)	3/1/2025	30	29,775
CSC Holdings, LLC 2017 Term Loan B1	2.365% (1 Mo. LIBOR + 2.25%	)	7/17/2025	41	40,369
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.363% (1 Mo. LIBOR + 3.25%	)	10/20/2025	36	35,100
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.356% (1 Mo. LIBOR + 2.25%	)	1/17/2024	19	18,871
Total					124,115

Miscellaneous 0.55%
Cvent, Inc. 1st Lien Term Loan	3.863% (1 Mo. LIBOR + 3.75%	)	11/29/2024	17	16,214
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024	36	34,840
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.863% (1 Mo. LIBOR + 2.75%	)	2/14/2025	18	18,173
Pearl Intermediate Parent LLC 2018 Incremental Term Loan	3.359% (1 Mo. LIBOR + 3.25%	)	2/14/2025	1	1,375

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
PetVet Care Centers, LLC 2021 Term Loan B3	4.25% (1 Mo. LIBOR + 3.50%	)	2/14/2025	$4	$4,449
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	8/18/2023	14	13,946
Total					88,997

Oil 0.19%
Brazos Delaware II, LLC Term Loan B	4.114% (1 Mo. LIBOR + 4.00%	)	5/21/2025	31	30,614

Oil: Crude Producers 0.14%
Navitas Midstream Midland Basin, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	12/13/2024	22	21,853

Oil: Integrated Domestic 0.44%
BCP Raptor II, LLC 1st Lien Term Loan	4.863% (1 Mo. LIBOR + 4.75%	)	11/3/2025	39	38,117
Ulterra Drilling Technologies, LP Term Loan B	5.363% (1 Mo. LIBOR + 5.25%	)	11/26/2025	38	33,600
Total					71,717

Real Estate Investment Trusts 0.24%
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	8/9/2026	39	39,188

Retail 1.47%
AI Aqua Merger Sub, Inc. 2017 Incremental Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	12/13/2023	14	13,902
BDF Acquisition Corp. 1st Lien Term Loan	6.25% (1 Mo. LIBOR + 5.25%	)	8/14/2023	15	14,847
Container Store, Inc. (The) 2020 Term Loan B3	5.75% (3 Mo. LIBOR + 4.75%	)	1/31/2026	32	31,558
CWGS Group, LLC 2016 Term Loan	3.50% (1 Mo. LIBOR + 2.75%	)	11/8/2023	30	29,854
Fogo De Chao, Inc. 2018 Add On Term Loan	–	(h)	4/7/2025	25	23,837

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Golden Nugget, Inc. 2017 Incremental Term Loan B	3.25% (2 Mo. LIBOR + 2.50%	)	10/4/2023	$20	$19,731
Leslie’s Poolmart, Inc. 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.75%	)	3/4/2028	28	27,826
Miller’s Ale House, Inc. 2018 Term Loan	4.866% (1 Mo. LIBOR + 4.75%	)	5/30/2025	36	34,305
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	43	42,022
Total					237,882

Technology 0.40%
Anastasia Parent, LLC 2018 Term Loan B	3.953% (3 Mo. LIBOR + 3.75%	)	8/11/2025	25	17,043
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/12/2026	12	11,961
Optiv Security, Inc. 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	2/1/2024	36	35,179
Total					64,183

Telecommunications 0.39%
Colorado Buyer Inc 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%	)	5/1/2025	30	29,511
Colorado Buyer Inc Term Loan B	4.00% (3 Mo. LIBOR + 3.00%	)	5/1/2024	20	19,637
GOGO Intermediate Holdings LLC Term Loan B	–	(h)	4/21/2028	14	13,980
Total					63,128

Textiles Products 0.11%
ASP Unifrax Holdings Inc Term Loan B	3.953% (3 Mo. LIBOR + 3.75%	)	12/12/2025	18	17,479

Transportation: Miscellaneous 0.27%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	3/31/2028	18	18,236
Gruden Acquisition, Inc. 2017 Term Loan	6.50% (3 Mo. LIBOR + 5.50%	)	8/18/2022	25	24,862
Total					43,098

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Wholesale 0.23%
Core & Main LP 2017 Term Loan B	3.75% (1 Mo. LIBOR + 2.75% (3 Mo. LIBOR + 2.75%	) )	8/1/2024	$20	$19,831
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.613% (1 Mo. LIBOR + 4.50%	)	2/4/2026	18	17,728
Total					37,559
Total Floating Rate Loans (cost $2,174,180)					2,208,692

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.53%
BFLD 2019-DPLO F†	2.655% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	33	32,179
Great Wolf Trust 2019-WOLF B†	1.449% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	15	14,947
Great Wolf Trust 2019-WOLF D†	2.048% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	27	26,733
Great Wolf Trust 2019-WOLF E†	2.847% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	17	16,660
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(i)	10/5/2031	10	9,743
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.415% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	16	16,031
JPMorgan Chase Commercial Mortgage Securities Trust 2021 E†	3.965% (1 Mo. LIBOR + 3.85%	)#	3/15/2036	100	100,567
KKR Industrial Portfolio Trust 2021-KDIP D†	1.365% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	10	9,999
KKR Industrial Portfolio Trust 2021-KDIP E†	1.665% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	10	9,997
KKR Industrial Portfolio Trust 2021-KDIP F†	2.165% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	10	9,998
Total Non-Agency Commercial Mortgage-Backed Securities (cost $242,835)					246,854

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2021

	Dividend		Shares	Fair
Investments	Rate		(000)	Value
PREFERRED STOCKS 0.30%

Banks: Regional
Synovus Financial Corp.	6.30%	#(b)	1	$31,656
Texas Capital Bancshares, Inc.	6.50%		1	17,885
Total Preferred Stocks (cost $49,372)				49,541
Total Long-Term Investments (cost $15,506,269)				16,018,836

			Principal Amount (000)

SHORT-TERM INVESTMENTS 2.82%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $472,500 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $464,763; proceeds: $455,625 (cost $455,625)			$456	455,625
Total Investments in Securities 101.89% (cost $15,961,894)				16,474,461
Less Unfunded Loan Commitments (0.01%) (cost $1,924)				(1,925)
Net Investments 101.88% (cost $15,959,970)				16,472,536
Liabilities in Excess of Other Assets(j) (1.88%)				(304,098)
Net Assets 100.00%				$16,168,438

EUR	Euro.
GBP	British pound.
CMT	Constant Maturity Rate.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2021, the total value of Rule 144A securities was $7,728,161, which represents 47.80% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2021.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2021.
(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND April 30, 2021

Open Forward Foreign Currency Exchange Contracts at April 30, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Sell	State Street Bank and Trust	6/8/2021	95,000	$131,939	$131,209	$730
Euro	Sell	Goldman Sachs	6/4/2021	101,000	121,660	121,501	159
Euro	Sell	Toronto Dominion Bank	6/4/2021	302,000	365,730	363,300	2,430
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,319

Open Futures Contracts at April 30, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	June 2021	7	Short	$(865,773)	$(867,563)	$(1,790)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$750,581	$—	$750,581
Convertible Bonds	—	538,038	—	538,038
Corporate Bonds	—	12,225,130	—	12,225,130
Floating Rate Loans	—	2,208,692	—	2,208,692
Less Unfunded Commitments	—	(1,925)	—	(1,925)
Non-Agency Commercial
Mortgage-Backed Securities	—	246,854	—	246,854
Preferred Stocks	49,541	—	—	49,541
Short-Term Investments
Repurchase Agreements	—	455,625	—	455,625
Total	$49,541	$16,422,995	$—	$16,472,536
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,319	$—	$3,319
Liabilities	—	—	—	—
Futures Contracts
Assets	—	—	—	—
Liabilities	(1,790)	—	—	(1,790)
Total	$(1,790)	$3,319	$—	$1,529

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on January 30, 2020. The Trust’s predecessor corporation was organized on May 1, 2001. The Trust currently consists of the following three funds (each, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”), Lord Abbett Mid Cap Innovation Growth Fund (“Innovation Growth Fund’) and Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). The Climate Focused Bond Fund commenced operations on May 20, 2020, Short Duration High Yield Fund commenced operations on April 22, 2020 and the Innovation Growth Fund commenced operations on December 28, 2020. Climate Focused Bond Fund’s investment objective is total return. Innovation Growth Fund’s investment objective is to seek capital appreciation. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trade activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

43

Notes to Schedule of Investments (unaudited)(continued)

Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

45

QPHR-TRI-3Q

(4/21)